Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Total equity method investments	$ 6,736	$ 1,136
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Total equity method investments	6,574	981
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 162	$ 155